Investment Objectives and Goals - AB CORE OPPORTUNITIES FUND, INC.	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Core Opportunities Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.